Consolidated Statements of Profit Or Loss And Other Comprehensive Income - RUB (₽) ₽ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenue:
Sales of goods	₽ 81,414	₽ 53,487	₽ 33,920
Service revenue	22,936	6,617	3,300
Total revenue	104,350	60,104	37,220
Operating expenses:
Cost of sales	(72,859)	(48,845)	(27,662)
Fulfillment and delivery	(30,676)	(16,808)	(8,232)
Sales and marketing	(10,015)	(7,153)	(3,335)
Technology and content	(4,394)	(3,520)	(2,123)
General and administrative	(3,729)	(2,390)	(1,742)
Total operating expenses	(121,673)	(78,716)	(43,094)
Operating loss	(17,323)	(18,612)	(5,874)
Loss on disposal of non-current assets	(35)	(7)	(3)
Finance costs	(2,115)	(980)	(66)
Finance income	311	179	195
Share of profit of an associate	112	54	82
Foreign currency exchange (loss) / gain, net	(1,984)	(213)	78
Other non-operating expenses	(1,000)
Total non-operating (expense) / income	(4,711)	(967)	286
Loss before income tax	(22,034)	(19,579)	(5,588)
Income tax (expense) / benefit	(230)	216	(73)
Loss for the year	(22,264)	(19,363)	(5,661)
Total comprehensive income for the year	₽ (22,264)	₽ (19,363)	₽ (5,661)
Loss per share
Basic and diluted loss per share attributable to ordinary equity holders of the parent	₽ (135.1)	₽ (150.4)	₽ (60.6)
Basic and diluted weighted average number of ordinary shares	164,605,952	128,597,975	92,999,825